SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund

June 30, 2022 (Unaudited)
Shares		Value
Common Stocks — 94.59%
Communication Services — 1.45%
7,200	Cumulus Media, Inc., Class A*	$55,656
400	Daily Journal Corp.*	103,520
44,050	DHI Group, Inc.*	218,929
23,600	Entravision Communications Corp., Class A	107,616
22,043	EW Scripps Co. (The), Class A*	274,876
868	Madison Square Garden Entertainment Corp.*	45,674
5,800	Marcus Corp. (The)*	85,666
119,400	Point.360(a),(b),(c)	0
12,600	Saga Communications, Inc., Class A	313,110
39,150	Salem Media Group, Inc.*	82,998
22,600	Spok Holdings, Inc.	142,380
18,000	Townsquare Media, Inc., Class A*	147,420
		1,577,845
Consumer Discretionary — 16.95%
6,400	American Outdoor Brands, Inc.*	60,864
7,100	American Public Education, Inc.*	114,736
6,100	America’s Car-Mart, Inc.*	613,660
21,300	Anemostat Door Products(a),(b),(c)	0
21,300	Anemostat, Inc.(a),(b),(c)	0
7,900	Bassett Furniture Industries, Inc.	143,148
28,600	Beazer Homes USA, Inc.*	345,202
12,300	Big 5 Sporting Goods Corp.	137,883
3	Biglari Holdings, Inc., Class B*	368
3,420	Bluegreen Vacations Holding Corp.	85,363
7,930	Build-A-Bear Workshop, Inc.	130,211
11,450	Carriage Services, Inc.	453,993
6,000	Cato Corp. (The), Class A	69,660
8,200	Century Casinos, Inc.*	59,040
14,423	Century Communities, Inc.	648,602
4,200	Chuy’s Holdings, Inc.*	83,664
2,900	Citi Trends, Inc.*	68,585
4,842	Clarus Corp.	91,950
60,730	Container Store Group, Inc. (The)*	378,348
2,100	Cooper-Standard Holdings, Inc.*	10,479
26,200	Crown Crafts, Inc.	164,012
16,230	Culp, Inc.	69,789
29,400	Delta Apparel, Inc.*	834,078
13,200	Duluth Holdings, Inc., Class B*	125,928
10,000	El Pollo Loco Holdings, Inc.*	98,400
8,000	Escalade, Inc.	103,920
9,900	Ethan Allen Interiors, Inc.	200,079
4,400	Flanigan’s Enterprises, Inc.	132,000
9,000	Flexsteel Industries, Inc.	162,000
8,000	Funko, Inc., Class A*	178,560
2,700	Genesco, Inc.*	134,757

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
20,290	Haverty Furniture Cos., Inc.	$470,322
10,400	hhgregg, Inc.*	1
2,000	Hibbett, Inc.	87,420
16,900	Hooker Furnishings Corp.	262,795
1,700	Hovnanian Enterprises, Inc., Class A*	72,743
20,900	Jerash Holdings US, Inc.	98,439
6,440	Johnson Outdoors, Inc., Class A	393,870
23,500	Kid Brands, Inc.*,(b)	2
32,220	Lakeland Industries, Inc.*	494,899
9,500	Lands’ End, Inc.*	100,890
95,270	Lazare Kaplan International, Inc.(a),(b),(c)	0
7,000	La-Z-Boy, Inc.	165,970
7,100	Lazydays Holdings, Inc.*	83,638
13,500	Legacy Housing Corp.*	176,175
13,200	Lifetime Brands, Inc.	145,728
21,000	Lincoln Educational Services Corp.*	132,510
4,700	Live Ventures, Inc.*	117,547
8,700	LL Flooring Holdings, Inc.*	81,519
14,000	M/I Homes, Inc.*	555,240
21,540	MarineMax, Inc.*	778,025
7,500	McRae Industries, Inc., Class A	292,500
2,285	Mecklermedia Corp.(a),(b),(c)	0
20,000	Mestek, Inc.*,(b)	600,000
9,600	Modine Manufacturing Co.*	101,088
7,900	Motorcar Parts of America, Inc.*	103,648
16,400	Movado Group, Inc.	507,252
3,500	Nathan’s Famous, Inc.	204,995
12,400	Nautilus, Inc.*	21,700
9,500	Nobility Homes, Inc.	266,000
2,500	OneWater Marine, Inc., Class A*	82,625
41,000	Orleans Homebuilders, Inc.(a),(b),(c)	0
10,275	Patrick Industries, Inc.	532,656
3,300	RCI Hospitality Holdings, Inc.	159,588
20,900	Rocky Brands, Inc.	714,362
12,000	Sonic Automotive, Inc., Class A	439,560
12,500	Standard Motor Products, Inc.	562,375
12,430	Strattec Security Corp.*	412,054
27,100	Stride, Inc.*	1,105,409
30,089	Superior Group of Cos., Inc.	534,080
32,500	Superior Industries International, Inc.*	128,375
10,840	Taylor Morrison Home Corp.*	253,222
24,800	Tilly’s, Inc., Class A	174,096
8,760	TravelCenters of America, Inc.*	301,957
12,000	Tupperware Brands Corp.*	76,080
25,100	Unifi, Inc.*	352,906
3,900	Universal Electronics, Inc.*	99,723
30,000	Universal Travel Group(a),(b),(c)	0
24,100	Vera Bradley, Inc.*	104,594
17,200	VOXX International Corp.*	160,132

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
1,397	Walking Co. Holdings, Inc. (The)(a),(b),(c)	$0
11,000	Weyco Group, Inc.	268,950
		18,476,939
Consumer Staples — 4.50%
7,300	Alico, Inc.	260,099
3,850	Andersons, Inc. (The)	127,012
14,615	Central Garden & Pet Co.*	619,968
2,200	e.l.f. Beauty, Inc.*	67,496
36	Hawaiian Macadamia Nut Orchards L.P.*,(b)	82,800
12,400	Ingles Markets, Inc., Class A	1,075,700
20,700	Lifevantage Corp.	90,045
10,400	Natural Alternatives International, Inc.*	108,576
40,800	Natural Grocers by Vitamin Cottage, Inc.	650,760
8,500	Nature’s Sunshine Products, Inc.*	90,695
19,200	Oil-Dri Corp. of America	588,480
4,100	Seneca Foods Corp., Class A*	227,714
23,140	SpartanNash Co.	698,134
9,600	Village Super Market, Inc., Class A	218,976
		4,906,455
Energy — 2.49%
5,000	Adams Resources & Energy, Inc.	160,950
45,500	Aegean Marine Petroleum Network, Inc.(a),(b),(c)	0
1	Bristow Group, Inc.*	23
3,700	Civitas Resources, Inc.	193,473
9,200	CONSOL Energy, Inc.*	454,296
8,200	Dorian LPG Ltd.	124,640
11,800	Evolution Petroleum Corp.	64,428
7,100	Global Partners LP	166,850
2,950	Harvest Natural Resources, Inc.(a),(b),(c)	0
50,600	North American Construction Group Ltd.	558,624
4,700	Ranger Oil Corp., Class A*	154,489
4,010	REX American Resources Corp.*	340,048
7,750	Sitio Royalties Corp.	179,645
8,400	Solaris Oilfield Infrastructure, Inc., Class A	91,392
23,408	Southwestern Energy Co.*	146,300
18,880	W&T Offshore, Inc.*	81,562
		2,716,720
Financials — 37.28%
4,500	ACNB Corp.	133,605
6,200	AFC Gamma, Inc., REIT	95,046
39,150	Affirmative Insurance Holdings, Inc.(a),(b),(c)	0
8,600	Amalgamated Financial Corp.	170,108
8,500	Amerant Bancorp, Inc.	239,020
3,500	American Business Bank*	139,825
7,000	American National Bankshares, Inc.	242,270
6,800	Ames National Corp.	150,824

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
5,968	Apollo Commercial Real Estate Finance, Inc., REIT	$62,306
44,976	Arbor Realty Trust, Inc., REIT	589,635
48,100	Ares Commercial Real Estate Corp., REIT	588,263
2,200	Arlington Asset Investment Corp., REIT, Class A*	7,150
101	Ashford, Inc.*	1,411
3,700	Associated Capital Group, Inc., Class A	132,571
32,450	Banc of California, Inc.	571,769
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	164,548
11,900	Bancorp, Inc. (The)*	232,288
2,600	Bank First Corp.	197,106
4,542	Bank of Marin Bancorp	144,345
4,900	Bank of Princeton (The)	134,554
5,700	Bank7 Corp.	130,188
13,300	BankFinancial Corp.	124,887
6,400	Bankwell Financial Group, Inc.	198,720
4,928	Banner Corp.	277,003
8,700	Bar Harbor Bankshares	224,982
5,300	BayCom Corp.	109,604
10,000	BCB Bancorp, Inc.	170,300
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
13,800	Blucora, Inc.*	254,748
8,100	Blue Ridge Bankshares, Inc.	124,092
17,800	Bridgewater Bancshares, Inc.*	287,292
5,500	Business First Bancshares, Inc.	117,205
33,600	California First Leasing Corp.	584,640
1,500	Cambridge Bancorp	124,050
5,500	Capital Bancorp, Inc.	119,350
8,500	Capital City Bank Group, Inc.	237,065
38,000	Capitol Bancorp Ltd.(a),(b),(c)	0
9,600	Capstar Financial Holdings, Inc.	188,352
5,700	Central Valley Community Bancorp	82,650
6,500	CF Bankshares, Inc.	136,500
20,497	Cherry Hill Mortgage Investment Corp., REIT	131,181
7,600	Citizens & Northern Corp.	183,692
18,850	Citizens, Inc.*	78,982
11,700	Civista Bancshares, Inc.	248,742
9,400	CNB Financial Corp.	227,386
2,800	Coastal Financial Corp.*	106,736
8,300	Cohen & Co., Inc.	89,307
101,383	Consumer Portfolio Services, Inc.*	1,039,176
2,189	Cowen, Inc., Class A	51,857
7,300	Crescent Capital BDC, Inc.	113,150
500	Diamond Hill Investment Group, Inc.	86,820
10,448	Dime Community Bancshares, Inc.	309,783
17,277	Donegal Group, Inc., Class A	294,573
6,000	Donnelley Financial Solutions, Inc.*	175,740
12,446	Dynex Capital, Inc., REIT	198,140
38,900	Ellington Residential Mortgage, REIT	290,583
7,600	Embassy Bancorp, Inc.	143,260

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
26,680	Enova International, Inc.*	$768,918
7,700	Enterprise Bancorp, Inc.	247,863
5,678	Enterprise Financial Services Corp.	235,637
4,100	Equity Bancshares, Inc., Class A	119,556
6,800	Esquire Financial Holdings, Inc.	226,440
6,800	ESSA Bancorp, Inc.	114,240
4,200	Evans Bancorp, Inc.	142,758
15,400	Farmers National Banc Corp.	231,000
15,717	FB Financial Corp.	616,421
10,140	Federal Agricultural Mortgage Corp., Class C	990,171
2,800	Fidelity D&D Bancorp, Inc.	113,960
7,300	Financial Institutions, Inc.	189,946
6,500	First Bancorp, Inc. (The)	195,845
9,800	First Bank	137,004
7,400	First Business Financial Services, Inc.	230,806
1,800	First Capital, Inc.	48,762
6,500	First Community Bankshares, Inc.	191,165
9,400	First Financial Corp.	418,300
8,800	First Financial Northwest, Inc.	136,752
8,700	First Internet Bancorp	320,334
8,823	First Merchants Corp.	314,275
9,200	First of Long Island Corp. (The)	161,276
38,000	First Place Financial Corp.(a),(b),(c)	0
5,400	First Savings Financial Group, Inc.	129,276
4,900	First Western Financial, Inc.*	133,231
8,100	Flushing Financial Corp.	172,206
8,000	FS Bancorp, Inc.	229,680
10,000	FVCBankcorp, Inc.*	188,300
40,528	Great Ajax Corp., REIT	388,664
7,850	Guaranty Bancshares, Inc.	284,562
10,700	Hanmi Financial Corp.	240,108
11,600	HBT Financial, Inc.	207,292
5,240	HCI Group, Inc.	355,062
16,470	Heritage Insurance Holdings, Inc.	43,481
600	Hingham Institution for Savings (The), FOR	170,262
4,700	Home Bancorp, Inc.	160,411
10,940	HomeTrust Bancshares, Inc.	273,500
11,100	Independent Bank Corp.	214,008
8,100	Investar Holding Corp.	177,390
4,004	Investors Title Co.	628,188
7,500	Kansas City Life Insurance Co.	243,750
7,874	Lakeland Bancorp, Inc.	115,118
6,400	LCNB Corp.	95,680
26,400	Macatawa Bank Corp.	233,376
5,100	Malvern Bancorp, Inc.*	81,957
24,300	Manhattan Bridge Capital, Inc., REIT	136,080
71,200	Manning & Napier, Inc.	887,864
4,700	Mercantile Bank Corp.	150,165

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
9,750	Merchants Bancorp	$221,032
5,900	Meridian Corp.	178,770
7,500	Metrocity Bankshares, Inc.	152,325
6,300	Metropolitan Bank Holding Corp.*	437,346
5,000	Mid Penn Bancorp, Inc.	134,850
8,500	Midland States Bancorp, Inc.	204,340
6,400	MidWestOne Financial Group, Inc.	190,208
7,000	MVB Financial Corp.	217,770
6,000	National Bankshares, Inc.	188,400
2,600	National Western Life Group, Inc., Class A	527,020
7,100	Nexpoint Real Estate Finance, Inc., REIT	143,917
11,567	Nicholas Financial, Inc.*	107,804
6,900	Northeast Bank	252,057
13,500	Northeast Community Bancorp, Inc.	158,895
4,700	Northrim BanCorp, Inc.	189,222
43,470	Northwest Bancshares, Inc.	556,416
26,710	OFG Bancorp	678,434
19,600	Old Second Bancorp, Inc.	262,248
12,000	OP Bancorp	125,880
11,900	Oppenheimer Holdings, Inc., Class A	393,176
4,000	Orange County Bancorp, Inc.	151,880
15,700	Orchid Island Capital, Inc., REIT	44,745
9,800	Orrstown Financial Services, Inc.	236,866
9,000	Parke Bancorp, Inc.	188,640
15,200	Partners Bancorp	137,332
6,600	PCB Bancorp	123,288
13,000	PCSB Financial Corp.	248,170
5,100	Peapack-Gladstone Financial Corp.	151,470
4,600	PennyMac Financial Services, Inc.	201,066
19,968	Peoples Bancorp, Inc.	531,149
3,800	Peoples Financial Services Corp.	212,192
2,530	Piper Sandler Cos.	286,801
41,894	Premier Financial Corp.	1,062,013
17,100	Primis Financial Corp.	233,073
5,600	Private Bancorp of America, Inc.*	162,288
7,700	Professional Holding Corp., Class A*	154,385
7,600	Provident Bancorp, Inc.	119,320
14,300	Provident Financial Holdings, Inc.	212,069
6,920	Provident Financial Services, Inc.	154,039
6,500	Randolph Bancorp, Inc.	171,925
1,775	Raymond James Financial, Inc.	158,703
12,100	RBB Bancorp	250,107
15,781	Ready Capital Corp., REIT	188,110
3,400	Red River Bancshares, Inc.	183,872
18,860	Regional Management Corp.	704,798
19,100	Riverview Bancorp, Inc.	125,678
3,050	S&T Bancorp, Inc.	83,661
26,200	Sachem Capital Corp., REIT	106,896
7,300	Safety Insurance Group, Inc.	708,830

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
6,300	SB Financial Group, Inc.	$108,738
10,300	Shore Bancshares, Inc.	190,550
9,600	Sierra Bancorp	208,608
13,545	Simmons First National Corp., Class A	287,967
11,200	SmartFinancial, Inc.	270,592
11,900	South Plains Financial, Inc.	287,266
5,700	Southern First Bancshares, Inc.*	248,463
6,400	Southern Missouri Bancorp, Inc.	289,664
3,636	SouthState Corp.	280,517
9,400	Stewart Information Services Corp.	467,650
5,500	Summit Financial Group, Inc.	152,790
8,000	SWK Holdings Corp.*	139,760
6,200	Territorial Bancorp, Inc.	129,270
6,600	Timberland Bancorp, Inc.	165,000
18,100	Trean Insurance Group, Inc.*	112,763
7,044	United Bankshares, Inc.	247,033
5,905	United Community Banks, Inc.	178,272
19,000	United Western Bancorp, Inc.(a),(b),(c)	0
5,500	Unity Bancorp, Inc.	145,640
9,600	Universal Insurance Holdings, Inc.	125,088
9,300	Waterstone Financial, Inc.	158,565
9,400	West BanCorp, Inc.	228,796
25,000	Western New England Bancorp, Inc.	186,500
5,200	Westwood Holdings Group, Inc.	71,760
		40,643,148
Health Care — 1.17%
30,600	Adeptus Health, Inc., Class A(a),(b),(c)	0
4,600	AngioDynamics, Inc.*	89,010
11,850	Artivion, Inc.*	223,728
4,300	Computer Programs and Systems, Inc.*	137,471
9,100	FONAR Corp.*	138,229
12,300	Meridian Bioscience, Inc.*	374,166
7,300	OraSure Technologies, Inc.*	19,783
18,500	Sharps Compliance Corp.*	54,020
23,000	Surface Oncology, Inc.*	37,720
2,600	UFP Technologies, Inc.*	206,882
		1,281,009
Industrials — 15.77%
7,100	Acme United Corp.	224,857
5,680	Alamo Group, Inc.	661,322
2,924	Allied Motion Technologies, Inc.	66,784
66,000	ARC Document Solutions, Inc.	173,580
14,200	BGSF, Inc.	175,512
7,100	Blue Bird Corp.*	65,391
4,700	BlueLinx Holdings, Inc.*	314,007
24,450	CBIZ, Inc.*	977,022
25,074	CECO Environmental Corp.*	149,943

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
10,678	Cenveo, Inc.(a),(b),(c)	$0
2,400	Chicago Rivet & Machine Co.	68,376
8,200	Commercial Vehicle Group, Inc.*	47,888
26,678	CompX International, Inc.	618,663
36,000	Costamare, Inc.	435,600
8,800	Covenant Logistics Group, Inc.	220,792
1,700	CRA International, Inc.	151,844
26,840	Ducommun, Inc.*	1,155,194
14,800	Eastern Co. (The)	301,032
4,600	Encore Wire Corp.	478,032
34,940	Ennis, Inc.	706,836
1,300	EnPro Industries, Inc.	106,509
8,790	Espey Mfg. & Electronics Corp.*	125,170
414	Genco Shipping & Trading Ltd.	7,998
2,880	Gibraltar Industries, Inc.*	111,600
7,100	Graham Corp.	49,132
10,610	Greenbrier Cos., Inc. (The)	381,854
25,700	Griffon Corp.	720,371
3,400	Hurco Cos., Inc.	84,116
5,500	Insteel Industries, Inc.	185,185
11,500	L B Foster Co., Class A*	148,005
19,300	Limbach Holdings, Inc.*	103,062
21,400	LS Starrett Co. (The), Class A*	150,228
56,050	LSI Industries, Inc.	345,828
34,300	Marten Transport Ltd.	576,926
9,500	Mesa Air Group, Inc.*	20,805
22,179	Miller Industries, Inc.	502,798
16,000	Mistras Group, Inc.*	95,040
3,500	National Presto Industries, Inc.	229,740
8,000	Northwest Pipe Co.*	239,520
4,000	PAM Transportation Services, Inc.*	109,560
38,300	Park Aerospace Corp.	488,708
3,700	Park-Ohio Holdings Corp.	58,682
6,800	Powell Industries, Inc.	158,916
2,800	Preformed Line Products Co.	172,200
12,100	Quanex Building Products Corp.	275,275
26,500	Quest Resource Holding Corp.*	108,385
30,700	Radiant Logistics, Inc.*	227,794
13,200	RCM Technologies, Inc.*	267,168
12,700	Resources Connection, Inc.	258,699
15,100	Rush Enterprises, Inc., Class A	727,820
22,000	Safe Bulkers, Inc.	84,040
2,900	Standex International Corp.	245,862
10,700	Sterling Infrastructure, Inc.*	234,544
7,500	Tecnoglass, Inc.	131,625
24,100	Textainer Group Holdings Ltd.	660,581
9,600	Titan Machinery, Inc.*	215,136
17,800	U.S. Xpress Enterprises, Inc., Class A*	47,704
10,500	USA Truck, Inc.*	329,910

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
10,230	Vectrus, Inc.*	$342,296
3,000	VSE Corp.	112,740
20,238	Willis Lease Finance Corp.*	758,520
		17,192,727
Information Technology — 6.53%
8,800	AstroNova, Inc.*	105,424
4,700	Aviat Networks, Inc.*	117,688
16,600	AXT, Inc.*	97,276
12,400	Bel Fuse, Inc., Class B	192,944
2,500	Clearfield, Inc.*	154,875
6,200	Comtech Telecommunications Corp.	56,234
6,200	CPI Card Group, Inc.*	104,160
16,130	CTS Corp.	549,227
3,600	CyberOptics Corp.*	125,784
22,500	Digi International, Inc.*	544,950
7,080	ePlus, Inc.*	376,090
600	Fabrinet*	48,660
36,400	Franklin Wireless Corp.*	117,572
22,200	Immersion Corp.*	118,548
2,300	Insight Enterprises, Inc.*	198,444
2,900	JinkoSolar Holding Co. Ltd., ADR*	200,622
25,100	Kimball Electronics, Inc.*	504,510
8,600	LGL Group, Inc. (The)*	111,628
15,700	Methode Electronics, Inc.	581,528
27,200	NetSol Technologies, Inc.*	86,632
28,900	Park City Group, Inc.*	127,160
13,550	PC Connection, Inc.	596,877
28,400	PCTEL, Inc.	116,156
28,730	Photronics, Inc.*	559,660
22,800	Priority Technology Holdings, Inc.*	75,240
11,600	Richardson Electronics Ltd.	170,056
62,000	SigmaTron International, Inc.*	437,720
19,640	Vishay Precision Group, Inc.*	572,113
28,900	WidePoint Corp.*	69,071
		7,116,849
Materials — 3.28%
39,240	American Vanguard Corp.	877,014
29,700	Ampco-Pittsburgh Corp.*	114,939
37,000	Blue Earth Refineries, Inc.(a),(b),(c)	0
8,000	Clearwater Paper Corp.*	269,040
14,500	Core Molding Technologies, Inc.*	133,255
20,400	Fortitude Gold Corp.	122,400
10,700	Friedman Industries, Inc.	87,098
49,190	FutureFuel Corp.	358,103
8,200	Hawkins, Inc.	295,446
3,000	Haynes International, Inc.	98,310
2,600	Innospec, Inc.	249,054

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
7,400	Materion Corp.	$545,602
8,000	Olympic Steel, Inc.	206,000
4,900	Ryerson Holding Corp.	104,321
11,500	Tredegar Corp.	115,000
		3,575,582
Real Estate — 3.33%
10,800	Alpine Income Property Trust, Inc., REIT	193,536
8,100	AMREP Corp.*	90,882
6,820	BBX Capital, Inc.*	49,104
5,621	Cedar Realty Trust, Inc., REIT	161,829
4,600	Community Healthcare Trust, Inc., REIT	166,566
3,425	CTO Realty Growth, Inc., REIT	209,336
18,200	Farmland Partners, Inc., REIT	251,160
3,600	FRP Holdings, Inc.*	217,260
10,242	Getty Realty Corp., REIT	271,413
8,800	Global Medical REIT, Inc.	98,824
25,562	One Liberty Properties, Inc., REIT	664,101
7,200	RE/MAX Holdings, Inc., Class A	176,544
4,100	RMR Group, Inc. (The), Class A	116,235
17,400	RPT Realty, REIT	171,042
12,300	Urstadt Biddle Properties, Inc., REIT, Class A	199,260
55,310	Whitestone, REIT	594,582
		3,631,674
Utilities — 1.84%
1,600	Artesian Resources Corp., Class A	78,672
2,785	Chesapeake Utilities Corp.	360,797
2,600	Middlesex Water Co.	227,968
6,700	RGC Resources, Inc.	127,769
7,400	SJW Group	461,834
12,756	Unitil Corp.	749,032
		2,006,072

Total Common Stocks		103,125,020
(Cost $82,322,542)
Exchange Traded Funds — 2.52%
26,450	iShares Russell Microcap Index Fund	2,749,742

Total Exchange Traded Funds		2,749,742
(Cost $3,812,522)
Rights/Warrants — 0.03%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*,(a),(b),(c)	0
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	4,027
2,627	PHI Group, Inc., Warrants, Expire 9/4/22*,(a),(b),(c)	0
1,136	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	15,222

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
568	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	$5,964

Total Rights/Warrants		25,213
(Cost $95,622)

Principal Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, (a),(b),(c)	0
1,098	Trenwick America Corp., 0.00%, (a),(b),(c)	0
		0

Total Corporate Bonds		0
(Cost $0)

Shares
Investment Company — 2.90%
3,163,940	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	3,163,940

Total Investment Company		3,163,940
(Cost $3,163,940)

Total Investments		$109,063,915
(Cost $89,394,626) — 100.04%
Liabilities in excess of other assets — (0.04)%		(40,799)
NET ASSETS — 100.00%		$109,023,116

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
FOR - Foreign Ownership Receipt
REIT - Real Estate Investment Trust